Prepaid land lease payments (Details) (Land use right, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Land use right
Prepaid land lease payments
Prepaid land lease payments	$ 12,238	$ 11,891
Accumulated amortization	1,290	979
Net book value	10,948	10,912
Amortization expense	$ 311	$ 299	$ 285